Provisions and contingencies - Narrative (Details)			12 Months Ended
	Jan. 15, 2021 USD ($) tons	Jul. 14, 2015	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Extension of acquired lease term		5 years
Other provisions			$ 892,000	$ 1,154,000	$ 1,381,000
Unicredit Bank in London
Disclosure of other provisions [line items]
Misdelivery of fuel | tons	101,809
Amount paid for cargo finance	$ 26,367,200
Other provisions			0
RMK
Disclosure of other provisions [line items]
Other provisions			0
Claim amount related to unpaid advisory services			$ 12,993,720